Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Subsidiaries and Variable Interest Entities

The unaudited condensed consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100%	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”)	June 3, 2019	PRC	100%	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 22, 2021	PRC	75%	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October 8, 2021	HK	100%	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100%	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”)	November 23, 2021	PRC	100%	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”)	November 8, 2021	PRC	39.35% by the Company, and 1.45% by the VIE	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”)	September 1, 2011, acquired through an asset acquisition on July 7, 2022	PRC	39.35% by the Company, and 1.45% by the VIE	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	20.07% by the Company, and 0.74% by the VIE	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”)	December 13, 2022	PRC	39.35% by the Company, and 1.45% by the VIE	Research and development
Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”)	June 24, 2024	PRC	25.58% by the Company, and 0.94% by the VIE	Research and development of Sodium-ion battery
Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”)	June 24, 2024	PRC	25.58% by the Company, and 0.94% by the VIE	Research and development of silicon carbon battery
Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”)	March 25, 2024	PRC	39.35% by the Company, and 1.45% by the VIE	Sales of lithium battery materials
Guizhou Yihui New Energy Co., Ltd.	October 10, 2024	PRC	39.35% by the Company, and 1.45% by the VIE	Sales of lithium battery materials
Sunrise Anhui New Energy Materials Co., Ltd.	January 21, 2025	PRC	39.35% by the Company, and 1.45% by the VIE	Production of lithium battery materials
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	The VIE	Knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100% by the VIE	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51% by the VIE	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51% by the VIE	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	51% by the VIE	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	30.6% by the VIE	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”)	October 16, 2020	PRC	100% by the VIE	Technical services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100% by the VIE	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”)	July 16, 2021	PRC	100% by the VIE	Health services
Guizhou Yuanneng Zhihui Enterprise Management Partnership Enterprise (Limited Partnership) (“Guizhou Yuanneng”)	April 1, 2024	PRC	94% by the VIE	Holding company

Schedule of Financial Statements of the VIE and VIE’s subsidiaries

The following financial statements of the VIE and the VIE’s subsidiaries were included in the Company’s unaudited condensed consolidated financial statements as of June 30, 2025 and December 31, 2024 and for the six months ended June 30, 2025 and 2024:

	As of June 30, 2025	As of December 31, 2024

Cash and cash equivalents	$325,244	$176,235
Accounts receivable, net	78,831	232,652
Notes receivable	-	1,933
Inventories	9,341	4,658
Due from related parties	328,047	385,537
Prepaid expenses and other current assets	1,948,799	526,676
Total current assets	2,690,262	1,327,691

Long term prepayments and other non-current assets	2,411,324	2,440,004
Plant, property and equipment, net	20,890	23,539
Intangible assets, net	2,094,050	2,007,957
Total non-current assets	4,526,264	4,471,500

Total assets	$7,216,526	$5,799,191

Accounts payable	$1,851,075	$2,744,054
Deferred revenue	996,202	1,763,831
Deferred government subsidy	2,791,892	2,739,989
Income taxes payable	497,860	488,626
Due to related parties	159,537	170,270
Accrued expenses and other current liabilities	330,808	357,733
Total current liabilities	6,627,374	8,264,503

Total liabilities	$6,627,374	$8,264,503

Schedule of Income Statement
	For the six months ended June 30,
	2025	2024

Revenues, net	$57,867	$552,452
Net loss	$(1,454,221)	$(2,076,040)

Schedule of Cash Flow
	For the six months ended June 30,
	2025	2024

Net cash provided by (used in) operating activities	$533,959	$(400,179)
Net cash (used in) provided by investing activities	$(777,652)	$640,342
Net cash provided by (used in) financing activities	$261,975	$(132,779)